PROPERTY, PLANT AND MINE DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND MINE DEVELOPMENT
Schedule of property, plant and mine development
	2011				2010
	Cost		Accumulated Amortization	Net Book Value	Cost		Accumulated Amortization	Net Book Value
Mining properties	$1,228,523	(i)	$111,567	$1,116,956	$1,885,476	(i)	$44,823	$1,840,653
Plant and equipment	2,467,300		437,706	2,029,594	2,123,191		321,907	1,801,284
Mine development costs	869,746		190,399	679,347	853,927		171,869	682,058
Construction in Progress:
LaRonde mine extension	—		—	—	185,905		—	185,905
Creston Mascota deposit at Pinos Altos	—		—	—	54,663		—	54,663
Meliadine project	69,458		—	69,458	—		—	—

	$4,635,027		$739,672	$3,895,355	$5,103,162		$538,599	$4,564,563

  (i)
  The decline in mining properties' cost between 2010 and 2011 is primarily attributed to the loss on Goldex mine (note 17) and the impairment loss on Meadowbank mine (note 18) recorded during 2011.

Schedule of property, plant and equipment, geographical information

	2011	2010
Canada	$2,433,527	$3,456,809
Europe	674,258	605,283
Latin America	776,892	500,211
USA	10,678	2,260

Total	$3,895,355	$4,564,563